Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income taxes [abstract]
Summary of Income Taxes and Duties Payable	As of December 31, 2022 and 2021, income taxes and duties payable are as follow:

	2022		2021
Income taxes and duties:
Profit-sharing Duty	Ps.	29,134,959	63,233,153
Income tax	4,268,496		3,743,571
Total income taxes and duties	33,403,455		66,976,724
Other taxes and duties:
Special Tax on Production and Services	23,217,262		17,813,672
Hydrocarbons Extraction Duty	6,895,491		17,723,515
Exploration Hydrocarbons Duty	136,588		126,932
Exploration and Extraction Hydrocarbons Duty	413,371		375,903
Withheld taxes	5,800,188		9,165,475
Import taxes and duties	13,028		13,028
Other contributions payable	933,972		558,342
Total other taxes and duties	37,409,900		45,776,867
Total other income taxes and duties	Ps.	70,813,355	112,753,591

Summary of Total DUC and Others
Total DUC and other as of December 31, 2022, 2021 and 2020 are integrated as follows:

	2022		2021	2020
DUC	Ps.	398,123,710	374,433,879	218,912,687
Fiscal credit (1)	—		(73,280,000)	(65,000,000)
Deferred DUC expense	(6,703,627)		5,673,403	696,449
Total DUC	Ps.	391,420,083	306,827,282	154,609,136
(1) There was not credit tax granted for 2022.

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2022		2021
Deferred DUC asset:
Tax credits	Ps.	454,631,317	571,306,914
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	(171,170,789)		(241,237,295)
Deferred DUC asset net	283,460,528		330,069,619
Unrecognized Deferred DUC	(274,008,700)		(327,321,418)
Net, deferred DUC asset	Ps.	9,451,828	2,748,201

Summary of Expected Benefit for DUC

	2022		2021	2020
Expected expense (benefit):	Ps.	236,421,472	147,520,595	(20,837,768)
Increase (decrease) resulting from:
Expected benefit contract	(4,987,552)		(5,333,064)	(496,643)
Non-cumulative profit (1)	(778,566,830)		(1,252,957,737)	(2,291,937,519)
Non-deductible expenses (1)	547,132,910		1,110,770,206	2,313,271,930
Production value	526,040,742		507,997,938	321,353,133
Deductible duties	(51,920,424)		(44,270,598)	(21,850,672)
DUC tax credit (2)	—		(73,280,000)	(65,000,000)
Deferred DUC (benefit) expense	(6,703,627)		5,673,403	696,449
Deductions cap	(75,996,608)		(89,293,461)	(80,589,774)
DUC-Profit-sharing duty expense	Ps.	391,420,083	306,827,282	154,609,136
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 19, 2021 and April 21, 2020.
Summary of Income Tax Expense (Benefit)
For the years ended December 31, 2022, 2021 and 2020, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2022		2021		2020
Current income tax	Ps.	5,939,990	Ps.	3,573,731	Ps.	5,370,822
Deferred income tax	(77,179,234)		(3,052,891)		25,592,117
Total (benefit) expense income tax, net	Ps.	(71,239,244)	Ps.	520,840	Ps.	30,962,939

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2021		Recognized in profit and loss	Recognized in OCI	2022
Deferred income tax asset:
Provisions	Ps.	11,032,260	888,794	—	11,921,054
Employee benefits provision	61,711,054		3,579,336	(8,075,854)	57,214,536
Advance payments from clients	176,967		43,248	—	220,215
Accrued liabilities	2,676,964		5,094,352	—	7,771,316
Non-recoverable accounts receivable	24,890		102,953	—	127,843
Derivative financial instruments	10,746		24,124	—	34,870
Wells, pipelines, properties and equipment	5,452,609		3,009,946	—	8,462,555
Tax loss carry-forwards (1)	8,468,185		67,960,156	—	76,428,341
Total deferred income tax asset	89,553,675		80,702,909	(8,075,854)	162,180,730
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(1,191,034)		(3,879,311)	—	(5,070,345)
Other	(2,150,316)		355,636	—	(1,794,680)
Total deferred income tax liability	(3,341,350)		(3,523,675)	—	(6,865,025)
Net long-term deferred income tax asset	Ps.	86,212,325	77,179,234	(8,075,854)	155,315,705

	2020		Recognized in profit and loss	Recognized in OCI	2021
Deferred income tax asset:
Provisions	Ps.	8,919,555	2,112,705	—	11,032,260
Employee benefits provision	71,640,981		3,652,157	(13,582,084)	61,711,054
Advance payments from clients	188,283		(11,316)	—	176,967
Accrued liabilities	1,681,362		995,602	—	2,676,964
Non-recoverable accounts receivable	102,435		(77,545)	—	24,890
Derivative financial instruments	41,735		(30,989)	—	10,746
Wells, pipelines, properties and equipment	5,151,623		300,986	—	5,452,609
Tax loss carry-forwards (1)	12,427,658		(3,959,473)	—	8,468,185
Total deferred income tax asset	100,153,632		2,982,127	(13,582,084)	89,553,675
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(1,101,832)		(89,202)	—	(1,191,034)
Other	(2,310,282)		159,966	—	(2,150,316)
Total deferred income tax liability	(3,412,114)		70,764	—	(3,341,350)
Net long-term deferred income tax asset	Ps.	96,741,518	3,052,891	(13,582,084)	86,212,325
(1)Tax loss carryforwards expire in 2031.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes
Expense attributable to the profit (loss) from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2022		2021		2020
Expected income tax expense	Ps.	163,937,963	Ps.	69,725,125	Ps.	28,835,256
Increase (decrease) resulting from:
Tax effect of inflation-net	(23,533,416)		30,058,116		5,694,637
Fiscal updating of pipelines, properties and equipment	—		—		(161,883)
Deductible Duty	(119,437,113)		(90,346,164)		—
Unrecognized deferred tax change	(99,334,219)		(20,941,629)		—
Expected expenses from contracts	—		1,311,975		—
Retirement benefits	7,930,425		1,101,292		(8,206,693)
Non-deductible expenses	16,019,493		3,113,625		2,405,635
Others-net (1)	(16,822,377)		6,498,500		2,395,987
Income tax (benefit) expense, net	Ps.	(71,239,244)	Ps.	520,840	Ps.	30,962,939
(1) Includes mainly impairment effect for 2022.